WARRANTY LIABILITIES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Beginning balance	$ 2,798,800	$ 1,916,654
Expense accrued	3,031,835	1,912,880
Expense incurred	(2,319,630)	(1,143,953)
Exchange difference	64,915	113,219
Ending balance	$ 3,575,920	$ 2,798,800